BALANCE SHEETS - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Current assets:
Cash	$ 313,562		$ 585,253	$ 672,146		$ 944,890	$ 0
Prepaid expenses	87,938		136,313			321,529
Total current assets	401,500		721,566			1,266,419
Cash and marketable securities held in Trust Account	452,603,299		451,020,841			442,048,296
Total Assets	453,004,799		451,742,407			443,314,715
Current liabilities:
Accounts payable	196,830		11,654			115,112
Accrued expenses	1,667,665		444,337			7,500
Accrued expenses - related parties	206,774		146,774			26,774
Total current liabilities	2,071,269		602,765			149,386
Deferred underwriting commissions and legal fees	15,450,000		15,450,000			15,450,000
Total Liabilities	17,521,269		16,052,765			15,599,386
Commitments
Class A ordinary shares, $0.0001 par value; 42,018,501 and 42,061,226 shares subject to possible redemption at $10.25 and $10.05 per share at December 31, 2019 and 2018, respectively	430,483,529		430,689,635
Shareholders' Equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	0		0			3,087,484
Retained earnings	4,998,597		4,998,621			1,911,142
Total Shareholders' Equity	5,000,001	$ 5,000,008	5,000,007	5,000,002	$ 5,000,006	5,000,008
Total Liabilities and Shareholders' Equity	453,004,799		451,742,407			443,314,715
Class A Ordinary shares
Commitments
Class A ordinary shares, $0.0001 par value; 42,018,501 and 42,061,226 shares subject to possible redemption at $10.25 and $10.05 per share at December 31, 2019 and 2018, respectively			430,689,635			422,715,321
Shareholders' Equity:
Ordinary shares	216		198			194
Total Shareholders' Equity	216	209	198	194	192	194
Class B Ordinary Shares
Shareholders' Equity:
Ordinary shares	1,188		1,188			1,188
Total Shareholders' Equity	$ 1,188	$ 1,188	$ 1,188	$ 1,188	$ 1,188	$ 1,188